Summary of Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(5.40%)	(7.80%)	(9.60%)
State income taxes, net of federal tax benefit	1.50%	3.00%	3.60%
Domestic production deduction	(2.00%)	(0.10%)	(0.90%)
Transfer pricing			(0.20%)
Goodwill write off		0.40%	3.90%
Foreign tax rate differential	(0.10%)		1.30%
Disallowed compensation	0.20%	0.20%	3.70%
Transaction costs	0.10%		2.40%
Other items	0.60%	(0.50%)	(1.10%)
Effective income tax rate	29.90%	30.20%	38.10%